ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 537,315	$ 364,840
Insurance premiums payable	506,047
Expenses paid by employees on the Company's behalf	332,571
Expenses paid by third parties on the Company's behalf	178,339
Other	9,248	116,961
Accrued liabilities and other payables	$ 1,563,520	$ 481,801